Lease obligations - Narrative (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of leases [Abstract]
Expense relating to variable lease payments not included in measurement of lease liabilities	$ 83,700
Expense relating to short-term leases for which recognition exemption has been used	500
Lease not yet commenced, amount	6,600
Potential future lease payments not included in lease liabilities (undiscounted)	$ 70,588